Taxes (Details) - Schedule of Deferred Tax Assets and Deferred Tax Liabilities - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Schedule of Deferred Tax Assets and Deferred Tax Liabilities [Abstract]
Allowance for expected credit losses		$ 533,345	$ 338,928
Net operating loss (NOL)	[1],[2]		94,662
Deferred tax assets		$ 533,345	$ 433,591

[1]	For the year ended June 30, 2024, Li Bang International and its subsidiaries incurred net loss of $1.46 million. Since the Company may not generate sufficient future taxable income to utilize its net operating loss carryforwards, management recognized a full allowance of its deferred income tax assets (DTA) that was associated with the Company’s NOL.
[2]	The profits generated by Wuxi Li Bang during the year ended June 30, 2023, after tax adjustments were RMB 508,000 ($73,000), which offset the losses generated during the year ended June 30, 2022. The losses can be used to offset future taxable profits for next four years. The corresponding amount of deferred income tax assets was RMB 684,000 ($95,000).